Earnings Per Share	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share:
Basic and diluted earnings per share from continuing operations for the three-month periods ended March 31, 2014 and 2013 are calculated as follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands, except per share amounts)
Basic earnings per share from continuing operations
Numerator:
Net income from continuing operations	$66,004	$87,681
Net income from continuing operations attributable to noncontrolling interests	(7,652)	(5,529)
Net income from continuing operations attributable to Albemarle Corporation	$58,352	$82,152
Denominator:
Weighted-average common shares for basic earnings per share	79,735	88,719
Basic earnings per share from continuing operations	$0.73	$0.93
Diluted earnings per share from continuing operations
Numerator:
Net income from continuing operations	$66,004	$87,681
Net income from continuing operations attributable to noncontrolling interests	(7,652)	(5,529)
Net income from continuing operations attributable to Albemarle Corporation	$58,352	$82,152
Denominator:
Weighted-average common shares for basic earnings per share	79,735	88,719
Incremental shares under stock compensation plans	377	517
Total shares	80,112	89,236
Diluted earnings per share from continuing operations	$0.73	$0.92

On February 25, 2014, the Company increased the regular quarterly dividend by 15% to $0.275 per share and declared a cash dividend of said amount for the first quarter of 2014, which was paid on April 1, 2014 to shareholders of record at the close of business as of March 14, 2014.
Under our existing Board authorized share repurchase program, on February 3, 2014, the Company entered into an accelerated share repurchase agreement (the ASR Agreement) with Merrill Lynch International (“Merrill Lynch”), acting through its agent Merrill Lynch, Pierce, Fenner and Smith Incorporated, relating to a fixed-dollar, uncollared accelerated share repurchase program (the ASR Program) pursuant to which we will purchase $50 million of our shares from Merrill Lynch. The shares will be purchased by Merrill Lynch in two $25 million tranches that may be settled separately or simultaneously. Pursuant to the terms of the ASR Agreement, Merrill Lynch immediately borrowed shares of Albemarle common stock that were sold to the Company, thereby decreasing the Company’s issued and outstanding shares (with no change to its authorized shares). On February 3, 2014, the Company paid $50 million to Merrill Lynch and received an initial delivery of 623,248 shares of our common stock with a fair market value of approximately $40 million. This purchase was funded with cash on hand.
The Company has determined that the ASR Agreement meets the criteria to be accounted for as a forward contract indexed to its stock and is therefore being treated as an equity instrument. Although the ASR Agreement can be settled, at the Company’s option, in cash or in shares of common stock, the Company intends to settle in shares of common stock.

The initial delivery of 623,248 shares reduced the Company’s weighted average shares outstanding for purposes of calculating basic and diluted earnings per share for the three-month period ended March 31, 2014. The total number of shares to ultimately be purchased under the ASR Agreement will be determined at the completion of the trade and will generally be based on the daily Rule 10b-18 volume-weighted average prices of the Company’s common stock over the term of the ASR Agreement, less a forward price adjustment amount of approximately $0.77.
The Company evaluated the ASR Agreement for its potential dilution of earnings per share and has determined that, based on the daily Rule 10b-18 volume-weighted average prices calculated as of March 31, 2014, additional shares expected to be received upon final settlement (approximately 157,000 shares) would have an anti-dilutive impact on earnings per share and therefore were not included in the Company’s diluted earnings per share calculation for the three-month period ended March 31, 2014. The final settlement amount may increase or decrease depending upon the daily Rule 10b-18 volume-weighted average prices of the Company’s common stock during the remaining term of the ASR Agreement. Final settlement may be accelerated, and the number of shares to be delivered upon final settlement may be adjusted upon the announcement or occurrence of certain corporate events, including without limitation, tender offers, delisting, merger events or insolvency. The agreement will be terminated at any time that our share price is at or below $30 per share. No more than 1.5 million shares can be repurchased under the ASR Program, and the ASR Program is expected to be completed by the end of April 2014.
During the three-month period ended March 31, 2014, the Company repurchased 623,248 shares of its common stock pursuant to the terms of its share repurchase program and the ASR Program. As of March 31, 2014, there were 5,316,346 remaining shares available for repurchase under the Company’s authorized share repurchase program.